                     U.S. Securities and Exchange Commission

                             Washington, D.C. 20549

                                  FORM N-23C-3

                        Notification of Repurchase Offer

                    PURSUANT TO RULE 23C-3 (17 CFR 270.23C-3)

1.    Investment Company Act File Number         Date of Notification

             811-21306                           June 1, 2010

2.                Exact name of investment company as specified in registration

      Statement:

                          FRANKLIN MUTUAL RECOVERY FUND

3.    Address of principal executive office: (number, street, city,

      state, zip code)

          101 John F. Kennedy Parkway, Short Hills, NJ  07078-2702

4.    Check one of the following:

A.   [X]  The notification pertains to a periodic repurchase

                offer under paragraph (b) of rule 23c-3.

      B.   [ ]  The notification pertains to a discretionary repurchase offer under paragraph (c) of rule 23c-3.

      C.   [ ]  The notification pertains to a periodic repurchase

                offer under paragraph (b) of rule 23c-3 and a

                discretionary repurchase offer under paragraph (c) of

                rule 23c-3.

                              By  /s/ Peter A. Langerman

                                  --------------------------

                                      Peter A. Langerman

                                          President

                                                                                                FRANKLIN TEMPLETON

                                                INVESTOR SERVICES, LLC

                                                100 Fountain Parkway

                                                St. Petersburg, FL  33716-1205

                                                tel 800/632.2301

                                                franklintempleton.com

June 1, 2010

Dear Mutual Recovery Fund Shareholder:

This notice is to inform you of the Fund’s next regular quarterly repurchase offer to repurchase for cash up to 15% of its outstanding shares. The purpose of this repurchase offer (or “tender offer”) is to provide the Fund’s shareholders with a way to sell their shares at the net asset value (NAV) of the appropriate share class. Fund shares can normally be repurchased by the Fund only during one of the Fund’s regular quarterly repurchase offers. The NAV per share of the Fund’s various share classes on May 19, 2010, was as follows: Class A - $9.46, Class B - $9.30, Class C - $9.30, and Advisor Class - $9.54.

The repurchase offer, described in the enclosed Repurchase Offer Request Form, begins on June 1, 2010, and ends at 1:00 p.m., Pacific Time, on June 25, 2010 (the Repurchase Request Deadline). We must receive a telephone or online redemption request (if eligible), the properly completed Mutual Recovery Fund Repurchase Offer Request Form (enclosed), or a Notice of Guaranteed Delivery by the Repurchase Request Deadline if you want to sell shares of Mutual Recovery Fund this quarter. All requests for repurchase of shares during this period will be processed after that time.

You can sell your shares to the Fund at their NAV on the Repurchase Pricing Date, subject to the terms of the repurchase offer, if you do one of the following by the Repurchase Request Deadline:

1.    Ask your financial advisor to make the repurchase request for you, through their affiliated securities firm.

2.    Make a telephone or online redemption request, if eligible. Generally requests to tender shares with a value of $100,000 or less can be made over the phone or online provided you do not hold share certificates and you have not changed your address by phone within the last 15 days.

3.    Complete the enclosed Repurchase Offer Request Form and return it (with related share certificates you have, if any) to arrive at the Fund’s transfer agent, Franklin Templeton Investor Services, LLC, by the deadline.*

4.    Complete and submit a Notice of Guaranteed Delivery by the deadline and send follow-up documents, as described in the Repurchase Offer Request Form.*

If you have no need or desire to sell Fund shares, simply disregard this notice. We will contact you again next quarter to remind you of your share sale privileges.

If you have any questions, please refer to the enclosed Repurchase Offer Request Form, contact your financial advisor, or call Franklin Templeton Shareholder Services at (800) 632-2301.

Sincerely,

Franklin Templeton Investor Services, LLC

*If you have an FTB&T employer sponsored retirement plan account and wish to take a distribution by selling shares, you must complete a distribution request form and send it with the completed Repurchase Offer Request Form. The distribution request form must contain all necessary signatures and must be received in advance of the Repurchase Request Deadline. Please contact Franklin Templeton Retirement Services at (800) 527-2020 for a distribution request form and further instructions.

00074040                            471 LSHTO 06/10

                              MUTUAL RECOVERY FUND

                         REPURCHASE OFFER REQUEST FORM

[GRAPHIC OMITTED]

FRANKLIN TEMPLETON

  INVESTMENTS

Franklin o Templeton o MUTUAL SERIES

IF YOU CHOOSE TO TENDER YOUR SHARES AT THIS TIME:

o    You may be eligible for Telephone/Online Redemptions if your request to tender is for a value of $100,000 or less. Please contact your financial advisor or Franklin Templeton Shareholder Services at 1-800/632-2301 for

     more information.

OR

o    Complete this form and return it to us.

          RETURN TO:

          Mutual Recovery Fund Dept.

          Franklin  Templeton  Investor Services, LLC

          PO Box 33030

          St. Petersburg, FL  33733-8030

          OVERNIGHT DELIVERY/CERTIFIED OR REGISTERED MAIL:

          Mutual Recovery Fund Dept.

          Franklin Templeton Investor Services, LLC

          100 Fountain Parkway St.

          Petersburg, FL 33716-1205

-------------------------------------------------------------------------------

TO: MUTUAL RECOVERY FUND

Please repurchase the shares designated below at a price equal to their net asset value per share on the Repurchase Pricing Date (as defined on page 4). By asking the Fund to repurchase shares, I (we)

accept the Fund's repurchase offer as provided in this form, the accompanying cover letter and the Fund's prospectus.

REGISTERED SHAREHOLDER(S): (Please print names exactly as registered.)

------------------------------------  ----------------------------------------

                                      Daytime phone number

------------------------------------  ----------------------------------------

                                      Account number

------------------------------------

SHARES TENDERED: (Please check and complete one)




-------------------------------------------------------------------------------------------------


PARTIAL TENDER   [ ]   Please repurchase -------------------------- shares from my (our) account.

-------------------------------------------------------------------------------------------------

FULL TENDER      [ ]   Please repurchase all shares from my (our) account.

-------------------------------------------------------------------------------------------------

DOLLAR AMOUNT    [ ]   Please repurchase enough shares from my (our) account to net $------------,

                       after early withdrawal charges, if any.

-------------------------------------------------------------------------------------------------

EXCHANGE         [ ]   Please exchange enough shares from my (our) account for shares to net $---

                       and purchase shares of -------------------------------- Fund.

                       AND/OR

                       Please exchange -------- shares from my (our)account for shares of --------

                       --------- Fund.

                       [By checking the Exchange option, I (we) certify receipt of a current prospectus for such fund(s).]

--------------------------------------------------------------------------------------------------



A SHAREHOLDER WHO HOLDS SHARES THROUGH A BROKER, DEALER, COMMERCIAL

BANK, TRUST COMPANY OR OTHER NOMINEE MUST INSTRUCT SUCH BROKER OR

OTHER NOMINEE TO EFFECT THE REPURCHASE ON HIS OR HER BEHALF AND

SHOULD NOT SUBMIT THIS FORM TO FRANKLIN TEMPLETON INVESTOR SERVICES,

LLC ("INVESTOR SERVICES"). An advisor or other nominee may charge a fee for processing the transaction on the tendering shareholder's behalf.

SHARE CERTIFICATES (IF ANY). If you are tendering shares represented by certificates, you must include the properly endorsed certificates with this form and list them below. Any shares represented by certificates that are not delivered with this form will be excluded from the shares repurchased.





Certificate Number(s)/Issue Date    Number of Shares Represented     Number of Shares Tendered*

                                    by Share Certificate(s)

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------



*PARTIAL  TENDERS.  If you  desire to tender  fewer  than all  shares evidenced by a share  certificate  listed above,  please indicate the number of shares  you wish to  tender.  A new share  certificate  for

the  untendered   shares  will  be  sent,   without  expense  to  the

person(s)  signing  this  form,  as soon  as  practicable  after  the deadline  to  submit  this  form.  All  shares  represented  by share certificate(s)  delivered  to  Investor  Services  will be  deemed to have been tendered unless otherwise indicated.

[ ] Check this box if you would like to credit your book entry account with any certificated shares accompanying this form that either are not tendered or are not accepted for repurchase.

If the share certificates are registered in the name of a person other than the undersigned, or if payment is to be made to, or share certificates for unpurchased shares are to be issued or returned to, a person other than the registered shareholder(s), then the tendered certificates must be endorsed or accompanied by appropriate stock powers, signed exactly as the registered shareholder(s) name(s) appear on the share certificates, with the signatures on the share

certificates or stock powers guaranteed by an eligible institution

(described on page 3).

IF YOUR SHARE CERTIFICATE(S) HAS BEEN LOST OR DESTROYED, please contact Franklin Templeton Shareholder Services at 1-800/632-2301 as

soon as possible. The time it takes to replace your share certificate(s)

or credit your book entry account for the missing shares may make it impossible to meet the deadline to have your shares repurchased in this current repurchase offer.

SPECIAL PAYMENT AND DELIVERY INSTRUCTIONS

The check will be issued in the name of the registered

shareholder(s) and mailed to the address of record unless special payment and delivery instructions are given. The undersigned recognizes that the Fund has no obligation pursuant to the special payment and delivery instructions to transfer any shares from the name of the registered shareholder(s) thereof if the Fund does not accept for payment any of the shares tendered hereby.

If special payment or delivery is required, please provide

instructions below and signature guarantee on page 3.

-----------------------------------------------------------------------------

Issue                 Check              Name:

                      to:

                    --------------------

                      Share

                      certificate        Address:

-----------------------------------------------------------------------------

Mail                  Check              Name:

                      to:

                    ---------------------

                      Share

                      certificate        Address:

-----------------------------------------------------------------------------

ELECTRONIC FUNDS      My bank information is already on file at Franklin

TRANSFER              Templeton.

-----------------------------------------------------------------------------

EARLY WITHDRAWAL CHARGE WAIVER (IF APPLICABLE)

[ ]  Check this box if your shares were  purchased  subject to a waiver of the early withdrawal charge, for example,  shares purchased through dividend or capital  gain  distributions  from any  Franklin  Templeton  Fund (Class A,

     Advisor  Class or Class Z only);  shares  purchased by officers,  trustees,

     directors and full-time  employees of Franklin  Templeton  Investments  and their family members;  or shares purchased with annuity  payments  received under an  annuity  option or from death  benefit  proceeds,  under  certain circumstances.  Refer to details in a current Fund  prospectus or Statement of Additional Information (SAI).

     State the basis for such waiver of the early withdrawal charge:----------

     -------------------------------------------------------------------------

NOTICE OF GUARANTEED DELIVERY

If your share certificates are not immediately available or time will not permit all required documents to reach Investor Services by the repurchase request deadline, you can still tender your shares for repurchase if you:

o   Obtain a Notice of Guaranteed  Delivery form from your financial advisor or from Shareholder Services by calling 1-800/632-2301;

o   Complete the notice and have it executed by, and sent to Investor  Services through, an eligible institution (described on page 3);

o   Ensure Investor Services receives, by the repurchase request deadline,  the properly completed and executed Notice of Guaranteed Delivery form; and

o   Ensure  the  share  certificates,  if any,  for  all  tendered  shares  for transfer,  together with a properly completed and duly executed  Repurchase

    Offer Request Form, are received in proper form by Investor Services within five New York Stock Exchange trading days after the date Investor  Services receives the Notice of Guaranteed Delivery form.

The Notice of Guaranteed Delivery form is not intended for

shareholders whose share certificates have been lost or destroyed.

ELIGIBLE INSTITUTIONS FOR NOTICE OF GUARANTEED DELIVERY AND SIGNATURE

GUARANTEES INCLUDE a brokerage firm or financial institution that is a member of a SEC approved medallion program, such as Securities Transfer

Agents Medallion Program, Stock Exchanges Medallion Program or New York Stock

Exchange, Inc. Medallion Signature Program.

[ ]  Check  this box if shares  are  being  delivered  pursuant  to a Notice of

     Guaranteed  Delivery  previously  sent to Investor  Services by an eligible institution and complete the following:

      Name(s) of registered shareholder(s): -----------------------------------

      Date of execution of Notice of Guaranteed Delivery: ---------------------

      Name of eligible institution which guaranteed delivery: -----------------

      -------------------------------------------------------------------------

PLEASE SIGN BELOW AND NOTE THE FOLLOWING IMPORTANT POINTS:

o    Your signature(s)  below must correspond  exactly with the name(s) in which the shares are registered.

o    If the shares are held of record by two or more joint account holders,  all must sign.

o    If the  signer  of the  document  is a  trustee,  executor,  administrator,

     guardian,  attorney in fact, officer of a corporation,  authorized official custodian  of an IRA  account or others  acting in a  fiduciary  or representative  capacity,  they must so indicate when  signing,  and submit proper evidence satisfactory to the Fund of their authority to so act.

o    If the shares are held in an  individual or  employer-sponsored  retirement plan,  plan  distribution  requirements  may not be met  due to the  Fund's restrictions on tender offers,  potentially  resulting in additional  taxes and penalties for which the undersigned assumes full responsibility.

IN THE FOLLOWING CASES, ALL SIGNATURES MUST BE GUARANTEED BY AN

ELIGIBLE INSTITUTION AS DEFINED ABOVE:

o    the proceeds for the tendered shares will amount to $100,000 or more,

o    the  Repurchase  Offer  Request  Form is signed by an agent rather than the registered shareholder(s) of the shares tendered with the form,

o    the proceeds  for tendered  shares are to be sent to a payee other than the registered owner(s) of such shares,

o    the proceeds  for the tendered  shares are not being sent to the address of

     record,   preauthorized  bank  account,  or  preauthorized  brokerage  firm account, or

o    the Fund  believes a signature  guarantee  would  protect the Fund  against potential claims based on the instructions received.

SIGNATURE(S) OF ALL SHAREHOLDER(S): (Sign exactly as registered.)

---------------------------------------------------

Date

X

--------------------------------------------------------------------

Signature                     Print name               Capacity (if

                                                        applicable)

X

--------------------------------------------------------------------

Signature                     Print name               Capacity (if

                                                        applicable)

X

--------------------------------------------------------------------

Signature                     Print name               Capacity (if

                                                        applicable)

--------------------------------------------------------------------

Tax identification number or Social Security number

--------------------------------------------------------------------

Signature guaranteed by

IF YOU HAVE FURTHER QUESTIONS REGARDING THIS FORM, PLEASE CALL

1-800/632-2301.

ADDITIONAL TERMS AND CONDITIONS OF REPURCHASE OFFER AND TENDER OF

SHARES

This repurchase offer (the "Offer") of Mutual Recovery Fund (the

"Fund") and acceptance of the Offer by tender of shares of the Fund are made upon the terms and conditions stated in this Repurchase

Offer Request Form and the Fund's prospectus and SAI.

1.     THE OFFER. The Fund is offering to repurchase for cash up to the percentage set forth in the accompanying cover letter of its issued and outstanding shares of beneficial interest ("Shares") on the

Repurchase Request Deadline (defined below) at a price equal to the net asset value ("NAV") as of the close of the New York Stock Exchange

("NYSE") on the Repurchase Pricing Date (defined below) less any applicable early withdrawal charge (described below). The Offer is not conditioned upon the tender for repurchase of any minimum number of

Shares.

2.     REPURCHASE REQUEST DEADLINE. The Offer will expire on the date set forth in the accompanying cover letter to shareholders which is the Repurchase Request Deadline. All requests for repurchase of Shares or Notice of Guaranteed Delivery forms MUST be received in proper form by the Fund on or before the Repurchase Request Deadline.

3.     REPURCHASE PRICING DATE. The NAV for the repurchase must be determined no later than 14 days after the Repurchase Request

Deadline, or the next business day if the 14th day is not a

business day.

4.     PAYMENT FOR SHARES REPURCHASED. Payment for all Shares

repurchased pursuant to this Offer will be made not later than 7 days after the Repurchase Pricing Date.

5.     NO REPURCHASE FEE; EARLY WITHDRAWAL CHARGE. The Fund will not impose a repurchase fee for repurchases related to the Offer. An early withdrawal charge may be imposed on those Shares accepted for repurchase that have been held for less than 18 months, unless a waiver of such charge applies and the shareholder indicates the basis for the waiver on this form. Please check your share holdings and the

Fund's prospectus.

6.     NET ASSET VALUE. The shareholders must decide whether to tender their Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The NAV of the Shares may fluctuate between the date of the shareholder's repurchase request or the

Repurchase Request Deadline and the Repurchase Pricing Date. There can

be no assurance that the NAV of the Shares on the Repurchase Pricing

Date will be as high as the NAV of the Shares on the date of the shareholder's repurchase request or the Repurchase Request Deadline.

Please call Shareholder Services at (800) 632-2301 for current NAV information.

7.     INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASE.

If shareholders tender for repurchase more Shares than the Fund is offering to repurchase (the "Offer Amount"), the Fund may (but is not obligated to) increase the amount repurchased by up to 2% of the

Fund's outstanding Shares on the Repurchase Request Deadline. If Fund

shareholders tender more Shares than the Fund decides to repurchase,

whether the Offer Amount or the Offer Amount plus the 2% extra, the

Fund will purchase the Shares tendered on a pro rata basis, rounded down to the nearest full share. The Fund may, however, in its discretion accept all Shares tendered by persons who own, beneficially or of record, an aggregate of less than 100 Shares and who tender all of their Shares, before prorating the Shares tendered by other persons. If the Fund determines that Shares will be repurchased on a pro rata basis, there may be a delay in payment because of the difficulty in determining the precise number of Shares validly tendered. The Fund will not pay for Shares until the final proration factor is known, but not later than seven days after the Repurchase

Pricing Date.

8.     WITHDRAWAL OF REQUEST FOR REPURCHASE. Shareholders may withdraw all or some of their Shares tendered pursuant to the Offer at any time prior to the Repurchase Request Deadline. Shareholders whose accounts are maintained through a broker, dealer, commercial bank, trust company or other nominee should notify such nominee in sufficient time to ensure timely withdrawal or modification of their tenders.

Shareholders whose Shares are registered in their own name must submit written notice of such withdrawal or modification (the "Change

Notice") to Investor Services. To be effective, a Change Notice must be timely received by Investor Services. Any Change Notice must specify the name of the person who tendered the Shares to be withdrawn, the number of Shares to be withdrawn and the name of the registered holder if different from that of the person who tendered such Shares. If

Share certificates representing such Shares have been delivered or otherwise identified to Investor Services, the tendering shareholder must also submit the Share certificate numbers shown on the particular

Share certificates evidencing such Shares and the signature on the

Change Notice must be guaranteed by an Eligible Institution (defined above), except in the case of Shares tendered by an Eligible

Institution.

9.     SUSPENSION OR POSTPONEMENT OF OFFER. The Fund may not suspend or postpone the Offer except by vote of a majority of the Board of

Trustees, including a majority of the Trustees who are not "interested persons" of the Fund, the Fund's investment advisor or its affiliates

(as defined in the Investment Company Act of 1940, as amended) and only: (A) if the repurchases would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal

Revenue Code of 1986, as amended; (B) for any period during which the

NYSE or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(C) for any period during which any emergency exists as a result of which disposal by the Fund of securities owned by it is not

reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine its NAV; or (D) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund. If the Offer is suspended or postponed, the Fund will notify shareholders. If the

Fund suspends or postpones the Offer, the NAV for the Shares tendered will be determined as of the close of the NYSE on an extended

Repurchase Pricing Date. During any such extension, all Shares previously tendered and not purchased or withdrawn will remain subject to the Offer. If the Fund renews the Offer, it will send a new notification to all shareholders.

10.     TAX CONSEQUENCES. Shareholders should review the tax information in the Fund's prospectus and SAI. Shareholders should also consult their tax advisors regarding the specific tax consequences, including the state, local or foreign tax consequences, of participating in the repurchase. Under federal income tax laws, Investor Services may be required to withhold 28% of the amount of any payment made to certain shareholders pursuant to the Offer. To avoid such backup withholding,

each tendering shareholder must provide Investor Services with the shareholder's correct taxpayer identification number ("TIN") by completing the Substitute Form W-9 in the account application for

Shares. In general, if a shareholder is an individual, the TIN is the

Social Security number of such individual. If Investor Services is not provided with the correct TIN, the shareholder may be subject to a penalty imposed by the Internal Revenue Service.

11.     DOCUMENTS IN PROPER FORM. All questions as to the validity,

form, eligibility (including time of receipt) and acceptance of tenders of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of Shares determined to be inappropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the

Fund's counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect in any tender of Shares whether generally or with respect to any particular Share(s) or shareholders. The Fund's interpretations of the terms and conditions of the Offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of Shares must be cured within such times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived.

NEITHER THE FUND, FRANKLIN MUTUAL ADVISERS, LLC (THE FUND'S

INVESTMENT ADVISOR), FRANKLIN TEMPLETON SERVICES, INC. (THE FUND'S

ADMINISTRATOR), INVESTOR SERVICES, NOR ANY OTHER PERSON IS OR WILL BE

OBLIGATED TO GIVE NOTICE OF ANY DEFECTS OR IRREGULARITIES IN TENDERS,

NOR SHALL ANY OF THEM INCUR ANY LIABILITY FOR FAILURE TO GIVE ANY

SUCH NOTICE.

NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKES ANY RECOMMENDATION TO

ANY SHAREHOLDER AS TO WHETHER TO TENDER OR REFRAIN FROM TENDERING

SHARES. EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO

TENDER SHARES AND, IF SO, HOW MANY SHARES TO TENDER.

NO PERSON HAS BEEN AUTHORIZED TO MAKE ANY RECOMMENDATION ON BEHALF OF

THE FUND AS TO WHETHER SHAREHOLDERS SHOULD TENDER SHARES PURSUANT TO

THIS OFFER. NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR

TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN

THOSE CONTAINED HEREIN OR IN THE PROSPECTUS, SAI OR ACCOUNT

APPLICATION. IF GIVEN OR MADE, SUCH RECOMMENDATION AND SUCH

INFORMATION AND REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN

AUTHORIZED BY THE FUND.

FOR PER SHARE NET ASSET VALUE AND OTHER INFORMATION, OR FOR A COPY OF

THE FUND'S PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR CALL FRANKLIN

TEMPLETON SHAREHOLDER SERVICES AT (800) 632-2301.

-----------------------------------------------------------------------

  Questions?  Please call your financial advisor or Franklin Templeton

 Shareholder Services at (800) 632-2301.

                                                        471 FRO 05/09

                         FRANKLIN TEMPLETON INVESTMENTS

                              ONE FRANKLIN PARKWAY

                            SAN MATEO, CA 94403-1906

June 1, 2010

Filed Via EDGAR

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re: FRANKLIN MUTUAL RECOVERY FUND

Ladies and Gentlemen:

Submitted herewith for filing pursuant to Rule 23c-3 of the Investment Company

Act of 1940, please find Form N-23C-3 the Notification of Repurchase Offer on behalf of Franklin Mutual Recovery Fund.

Sincerely yours,

FRANKLIN MUTUAL RECOVERY FUND

/s/ David P. Goss

Vice President

DPG:rs

Attachment